Portfolio of investments—November 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.14%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$49,395	$55,347
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	105,000	107,964
Total asset-backed securities (Cost $154,967)				163,311

	Shares
Common stocks: 88.72%
Communication services: 0.00%
Media: 0.00%
SES SA†	9	138
Energy: 0.34%
Oil, gas & consumable fuels: 0.34%
Enviva, Inc. (Acquired 12-06-2024, cost $166,440)†˃	26,595	401,584
Utilities: 88.38%
Electric utilities: 52.37%
Alliant Energy Corp.	45,424	3,155,605
American Electric Power Co., Inc.	39,950	4,944,611
Constellation Energy Corp.	29,931	10,905,659
Duke Energy Corp.	42,571	5,276,250
Entergy Corp.	51,740	5,045,685
Eversource Energy	21,045	1,413,803
Exelon Corp.	67,273	3,169,904
FirstEnergy Corp.	41,467	1,978,805
NextEra Energy, Inc.	191,710	16,542,656
Southern Co.	73,408	6,688,937
Xcel Energy, Inc.	45,562	3,741,096
		62,863,011
Gas utilities: 4.27%
Atmos Energy Corp.	29,092	5,130,956
Independent power and renewable electricity producers: 4.87%
Vistra Corp.	32,659	5,841,389
Multi-utilities: 24.65%
Ameren Corp.	36,180	3,847,743
CenterPoint Energy, Inc.	90,987	3,637,660
CMS Energy Corp.	51,627	3,894,741
Dominion Energy, Inc.	32,328	2,029,229
DTE Energy Co.	30,608	4,194,214
Public Service Enterprise Group, Inc.	47,500	3,967,200
Sempra	50,922	4,823,332
WEC Energy Group, Inc.	28,511	3,195,228
		29,589,347
Water utilities: 2.22%
American Water Works Co., Inc.	20,442	2,658,891
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 1

Portfolio of investments—November 30, 2025 (unaudited)

	Shares	Value
Investment Companies: 0.00%
Resolute Topco, Inc.‡†	2,068	$4,653
Total common stocks (Cost $66,348,344)		106,489,969

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 26.92%
Basic materials: 0.70%
Chemicals: 0.53%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$185,000	184,707
Celanese U.S. Holdings LLC	6.88	7-15-2032	85,000	86,718
Chemours Co.144A	8.00	1-15-2033	190,000	184,849
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	185,000	185,796
				642,070
Iron/steel: 0.17%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	200,000	205,009
Communications: 4.00%
Advertising: 0.49%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	255,000	265,406
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	15,000	15,766
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	135,000	131,339
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	170,000	180,158
				592,669
Internet: 0.58%
Arches Buyer, Inc.144A	4.25	6-1-2028	75,000	73,910
Arches Buyer, Inc.144A	6.13	12-1-2028	110,000	107,665
Cablevision Lightpath LLC144A	5.63	9-15-2028	130,000	127,439
Match Group Holdings II LLC144A	5.63	2-15-2029	130,000	130,486
Match Group Holdings II LLC144A	6.13	9-15-2033	115,000	116,615
Wayfair LLC144A	6.75	11-15-2032	130,000	132,646
				688,761
Media: 1.81%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	345,000	292,328
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	450,000	421,062
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	75,000	67,565
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	85,000	84,172
CSC Holdings LLC144A	3.38	2-15-2031	150,000	83,301
CSC Holdings LLC144A	5.50	4-15-2027	185,000	159,632
CSC Holdings LLC144A	5.75	1-15-2030	90,000	33,247
CSC Holdings LLC144A	11.25	5-15-2028	120,000	93,082
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	35,000	35,010
DISH DBS Corp.144A	5.75	12-1-2028	90,000	86,971
DISH Network Corp.144A	11.75	11-15-2027	295,000	308,042
Gray Media, Inc.144A	9.63	7-15-2032	125,000	129,551
See accompanying notes to portfolio of investments
2 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25%	2-28-2057	$140,000	$136,272
Sirius XM Radio LLC144A	4.13	7-1-2030	260,000	246,185
				2,176,420
Telecommunications: 1.12%
Cipher Compute LLC144A	7.13	11-15-2030	30,000	30,478
CommScope LLC144A	8.25	3-1-2027	150,000	150,329
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	451,149	468,536
Level 3 Financing, Inc.144A	3.63	1-15-2029	130,000	117,047
Level 3 Financing, Inc.144A	3.88	10-15-2030	140,000	125,268
Level 3 Financing, Inc.144A	6.88	6-30-2033	135,000	137,482
Lumen Technologies, Inc.144A	10.00	10-15-2032	138,125	139,140
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	165,000	171,310
				1,339,590
Consumer, cyclical: 4.62%
Airlines: 0.09%
JetBlue Airways Corp./JetBlue Loyalty LP144A	9.88	9-20-2031	105,000	103,714
Apparel: 0.11%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	120,000	129,858
Auto manufacturers: 0.03%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	40,000	41,266
Auto parts & equipment: 0.48%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	165,000	170,822
Adient Global Holdings Ltd.144A	8.25	4-15-2031	30,000	31,531
American Axle & Manufacturing, Inc.	5.00	10-1-2029	110,000	105,426
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	75,000	75,746
Cooper Tire & Rubber Co. LLC	7.63	3-15-2027	7,000	7,166
ZF North America Capital, Inc.144A	6.88	4-23-2032	105,000	99,756
ZF North America Capital, Inc.144A	7.50	3-24-2031	85,000	84,102
				574,549
Distribution/wholesale: 0.03%
RB Global Holdings, Inc.144A	7.75	3-15-2031	40,000	41,924
Entertainment: 0.83%
Churchill Downs, Inc.144A	6.75	5-1-2031	170,000	175,339
Cinemark USA, Inc.144A	7.00	8-1-2032	300,000	312,691
Six Flags Entertainment Corp.144A	7.25	5-15-2031	40,000	38,141
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	220,000	219,463
WarnerMedia Holdings, Inc.	4.05	3-15-2029	130,000	126,099
WarnerMedia Holdings, Inc.	5.05	3-15-2042	150,000	119,980
				991,713
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 3

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Home builders: 0.41%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88%	8-1-2033	$145,000	$145,739
Century Communities, Inc.144A	6.63	9-15-2033	105,000	106,475
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	85,000	87,520
LGI Homes, Inc.144A	8.75	12-15-2028	150,000	156,275
				496,009
Home furnishings: 0.11%
Whirlpool Corp.	6.13	6-15-2030	125,000	126,257
Housewares: 0.22%
Newell Brands, Inc.	6.38	5-15-2030	125,000	120,122
Newell Brands, Inc.144A	8.50	6-1-2028	140,000	145,736
				265,858
Leisure time: 0.57%
NCL Corp. Ltd.144A	6.25	9-15-2033	145,000	143,264
NCL Corp. Ltd.144A	6.75	2-1-2032	80,000	81,192
NCL Corp. Ltd.144A	7.75	2-15-2029	50,000	53,051
Sabre Global, Inc.144A	10.75	11-15-2029	230,000	202,407
Sabre Global, Inc.144A	11.13	7-15-2030	35,000	30,273
Viking Cruises Ltd.144A	5.88	10-15-2033	50,000	50,811
Viking Cruises Ltd.144A	7.00	2-15-2029	125,000	125,640
				686,638
Lodging: 0.23%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	140,000	144,740
Hilton Domestic Operating Co., Inc.144A	6.13	4-1-2032	125,000	129,630
				274,370
Retail: 1.51%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	130,000	132,436
Carvana Co.144A	9.00	6-1-2030	295,000	309,326
Carvana Co.144A	9.00	6-1-2031	105,000	118,090
FirstCash, Inc.144A	4.63	9-1-2028	90,000	89,114
FirstCash, Inc.144A	6.88	3-1-2032	235,000	244,351
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	125,000	125,595
Michaels Cos., Inc.144A	7.88	5-1-2029	105,000	95,314
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	140,000	141,072
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	110,000	112,477
QXO Building Products, Inc.144A	6.75	4-30-2032	120,000	125,318
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	100,000	104,606
Sonic Automotive, Inc.144A	4.63	11-15-2029	65,000	63,553
Sonic Automotive, Inc.144A	4.88	11-15-2031	155,000	149,180
				1,810,432
Consumer, non-cyclical: 4.03%
Commercial services: 1.54%
ADT Security Corp.144A	5.88	10-15-2033	75,000	76,122
See accompanying notes to portfolio of investments
4 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Allied Universal Holdco LLC144A	7.88%	2-15-2031	$140,000	$147,400
Block, Inc.	6.50	5-15-2032	190,000	198,564
CoreCivic, Inc.	8.25	4-15-2029	315,000	331,860
GEO Group, Inc.	8.63	4-15-2029	200,000	210,750
GEO Group, Inc.	10.25	4-15-2031	180,000	197,513
Herc Holdings, Inc.144A	7.00	6-15-2030	185,000	194,200
Herc Holdings, Inc.144A	7.25	6-15-2033	105,000	111,158
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	250,000	235,137
Veritiv Operating Co.144A	10.50	11-30-2030	135,000	145,089
				1,847,793
Food: 0.28%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	120,000	120,187
B&G Foods, Inc.144A	8.00	9-15-2028	115,000	114,086
Performance Food Group, Inc.144A	6.13	9-15-2032	105,000	108,023
				342,296
Healthcare-services: 1.87%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	95,000	89,746
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	125,000	124,990
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	80,000	86,410
Concentra Health Services, Inc.144A	6.88	7-15-2032	175,000	183,221
DaVita, Inc.144A	6.88	9-1-2032	360,000	374,590
IQVIA, Inc.144A	6.25	6-1-2032	60,000	62,758
Molina Healthcare, Inc.144A	6.25	1-15-2033	100,000	100,227
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	74,180	65,352
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	89,073	77,716
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	81,143	87,081
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	155,000	155,439
Radiology Partners, Inc.144A	8.50	7-15-2032	150,000	155,813
Star Parent, Inc.144A	9.00	10-1-2030	240,000	257,208
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	115,000	118,015
Tenet Healthcare Corp.	6.75	5-15-2031	290,000	302,146
				2,240,712
Pharmaceuticals: 0.34%
AdaptHealth LLC144A	5.13	3-1-2030	165,000	160,226
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	235,000	244,465
				404,691
Energy: 3.58%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	635,000	0
Oil & gas: 0.91%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	90,000	94,043
California Resources Corp.144A	7.00	1-15-2034	65,000	64,836
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 5

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
California Resources Corp.144A	8.25%	6-15-2029	$195,000	$204,024
Caturus Energy LLC144A	8.50	2-15-2030	50,000	51,592
Civitas Resources, Inc.144A	9.63	6-15-2033	100,000	107,847
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	125,000	117,602
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	55,000	54,445
Murphy Oil Corp.	6.00	10-1-2032	110,000	109,067
Nabors Industries Ltd.144A	7.50	1-15-2028	70,000	70,090
Nabors Industries, Inc.144A	8.88	8-15-2031	70,000	68,355
Nabors Industries, Inc.144A	9.13	1-31-2030	150,000	157,266
				1,099,167
Oil & gas services: 0.50%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	150,000	154,459
Bristow Group, Inc.144A	6.88	3-1-2028	225,000	226,642
Oceaneering International, Inc.	6.00	2-1-2028	115,000	116,763
SESI LLC144A	7.88	9-30-2030	70,000	69,652
USA Compression Partners LP/USA Compression Finance Corp.144A	6.25	10-1-2033	30,000	30,269
				597,785
Pipelines: 2.17%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	10-15-2033	85,000	85,420
Buckeye Partners LP	5.85	11-15-2043	150,000	141,943
Buckeye Partners LP144A	6.88	7-1-2029	90,000	93,749
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	100,000	99,184
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	195,000	211,238
Excelerate Energy LP144A	8.00	5-15-2030	160,000	170,464
Harvest Midstream I LP144A	7.50	9-1-2028	175,000	177,479
Hess Midstream Operations LP144A	5.50	10-15-2030	80,000	80,834
Hess Midstream Operations LP144A	6.50	6-1-2029	40,000	41,391
Kinetik Holdings LP144A	5.88	6-15-2030	180,000	181,435
Prairie Acquiror LP144A	9.00	8-1-2029	125,000	129,207
Rockies Express Pipeline LLC144A	6.75	3-15-2033	50,000	52,459
Rockies Express Pipeline LLC144A	6.88	4-15-2040	285,000	296,285
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	210,000	209,300
Venture Global LNG, Inc.144A	8.38	6-1-2031	120,000	120,297
Venture Global LNG, Inc.144A	9.88	2-1-2032	135,000	140,553
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	135,000	114,924
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	240,000	261,522
				2,607,684
Financial: 4.07%
Banks: 0.17%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	210,000	209,167
Diversified financial services: 1.71%
Azorra Finance Ltd.144A	7.25	1-15-2031	105,000	109,600
Encore Capital Group, Inc.144A	9.25	4-1-2029	200,000	210,505
See accompanying notes to portfolio of investments
6 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
EZCORP, Inc.144A	7.38%	4-1-2032	$105,000	$110,077
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	95,000	96,642
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	70,000	73,212
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	165,000	173,816
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	60,000	58,557
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	60,000	62,769
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	105,000	110,861
Navient Corp.	11.50	3-15-2031	180,000	201,161
OneMain Finance Corp.	7.88	3-15-2030	195,000	206,390
PRA Group, Inc.144A	5.00	10-1-2029	119,000	110,037
Rocket Cos., Inc.144A	6.13	8-1-2030	70,000	72,664
Rocket Cos., Inc.144A	7.13	2-1-2032	155,000	162,963
United Wholesale Mortgage LLC144A	5.50	4-15-2029	235,000	232,569
United Wholesale Mortgage LLC144A	6.25	3-15-2031	65,000	65,287
				2,057,110
Insurance: 0.60%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	320,000	330,824
AmWINS Group, Inc.144A	6.38	2-15-2029	115,000	118,177
HUB International Ltd.144A	7.25	6-15-2030	30,000	31,434
HUB International Ltd.144A	7.38	1-31-2032	225,000	234,113
				714,548
REITs: 1.59%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	120,000	125,915
Brandywine Operating Partnership LP	6.13	1-15-2031	75,000	74,154
Brandywine Operating Partnership LP	8.88	4-12-2029	285,000	308,678
Iron Mountain, Inc.144A	4.50	2-15-2031	185,000	176,943
Iron Mountain, Inc.144A	5.25	7-15-2030	270,000	267,647
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	220,000	233,202
MPT Operating Partnership LP/MPT Finance Corp.144A	8.50	2-15-2032	145,000	153,234
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	100,000	102,094
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	100,000	103,917
Service Properties Trust144A	8.63	11-15-2031	55,000	57,735
Starwood Property Trust, Inc.144A	6.50	7-1-2030	180,000	187,907
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	60,000	55,335
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	60,000	57,533
				1,904,294
Industrial: 2.87%
Aerospace/defense: 0.54%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	190,000	208,166
TransDigm, Inc.144A	6.63	3-1-2032	425,000	441,734
				649,900
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 7

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building materials: 0.74%
Builders FirstSource, Inc.144A	6.38%	3-1-2034	$150,000	$156,017
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	140,000	117,075
CP Atlas Buyer, Inc.144A	9.75	7-15-2030	105,000	106,222
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	240,000	248,725
Quikrete Holdings, Inc.144A	6.38	3-1-2032	50,000	51,920
Quikrete Holdings, Inc.144A	6.75	3-1-2033	110,000	114,536
Standard Building Solutions, Inc.144A	6.25	8-1-2033	90,000	92,308
				886,803
Electrical components & equipment: 0.32%
Energizer Holdings, Inc.144A	4.38	3-31-2029	165,000	156,974
WESCO Distribution, Inc.144A	6.63	3-15-2032	215,000	225,511
				382,485
Electronics: 0.02%
Sensata Technologies, Inc.144A	6.63	7-15-2032	20,000	20,907
Environmental control: 0.11%
Clean Harbors, Inc.144A	6.38	2-1-2031	130,000	133,615
Machinery-diversified: 0.26%
Chart Industries, Inc.144A	7.50	1-1-2030	95,000	98,984
Chart Industries, Inc.144A	9.50	1-1-2031	110,000	117,438
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	90,000	90,151
				306,573
Miscellaneous manufacturing: 0.09%
Entegris, Inc.144A	5.95	6-15-2030	110,000	112,609
Packaging & containers: 0.48%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	190,000	190,000
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	60,000	60,918
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	200,000	200,314
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	125,000	130,173
				581,405
Trucking & leasing: 0.31%
FTAI Aviation Investors LLC144A	7.00	5-1-2031	275,000	288,076
FTAI Aviation Investors LLC144A	7.00	6-15-2032	80,000	83,904
				371,980
Technology: 1.53%
Computers: 0.23%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	155,000	164,566
Insight Enterprises, Inc.144A	6.63	5-15-2032	105,000	107,495
				272,061
See accompanying notes to portfolio of investments
8 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Office/business equipment: 0.14%
Zebra Technologies Corp.144A	6.50%	6-1-2032	$165,000	$171,070
Software: 1.16%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	150,000	148,972
Central Parent, Inc./CDK Global, Inc.144A	7.25	6-15-2029	50,000	41,345
Cloud Software Group, Inc.144A	8.25	6-30-2032	225,000	237,015
Cloud Software Group, Inc.144A	9.00	9-30-2029	395,000	407,455
CoreWeave, Inc.144A	9.00	2-1-2031	60,000	54,294
Ellucian Holdings, Inc.144A	6.50	12-1-2029	160,000	162,185
Rocket Software, Inc.144A	6.50	2-15-2029	45,000	43,817
Rocket Software, Inc.144A	9.00	11-28-2028	170,000	175,149
SS&C Technologies, Inc.144A	6.50	6-1-2032	115,000	119,679
				1,389,911
Utilities: 1.52%
Electric: 1.52%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	135,000	131,695
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	180,000	183,621
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	115,000	118,752
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	205,000	215,916
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	225,000	219,266
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	210,000	217,110
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	110,000	107,138
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	105,000	106,480
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	110,000	122,258
Vistra Operations Co. LLC144A	7.75	10-15-2031	160,000	169,951
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029	225,000	230,587
				1,822,774
Total corporate bonds and notes (Cost $31,488,864)				32,314,447
Loans: 1.61%
Communications: 0.64%
Media: 0.23%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.35	8-2-2029	148,132	148,218
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	9.82	6-30-2028	65,072	65,751
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)‡±	8.42	9-30-2027	171,830	60,140
				274,109
Telecommunications: 0.41%
CommScope, Inc. (U.S. SOFR 1 Month+4.75%)±	8.67	12-17-2029	255,000	256,204
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.42	9-27-2029	99,747	99,061
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.38	4-15-2030	139,288	138,348
				493,613
Consumer, cyclical: 0.17%
Airlines: 0.05%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.74	4-1-2031	54,450	54,821
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 9

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housewares: 0.12%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.67%	10-30-2029	$153,493	$150,471
Consumer, non-cyclical: 0.31%
Commercial services: 0.08%
Hertz Corp. (U.S. SOFR 1 Month+3.50%)±	7.53	6-30-2028	114,252	94,376
Healthcare-products: 0.07%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+4.25%)±	8.17	1-15-2031	79,800	80,239
Healthcare-services: 0.16%
Modivcare, Inc. (U.S. SOFR 1 Month+6.75%)±	10.75	7-1-2031	282,599	115,866
Modivcare, Inc. (U.S. SOFR 1 Month+7.00%)‡±	10.95	2-22-2026	23,687	22,976
Modivcare, Inc. (U.S. SOFR 1 Month+7.00%)‡±	11.01	2-22-2026	14,045	13,623
Modivcare, Inc. (U.S. SOFR 3 Month+11.50%)±	15.44	1-12-2026	48,972	20,078
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.59	12-31-2030	17,823	17,790
				190,333
Energy: 0.06%
Pipelines: 0.06%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%)±	7.67	8-1-2029	68,955	69,343
Financial: 0.19%
Insurance: 0.19%
Asurion LLC (U.S. SOFR 1 Month+4.25%)±	8.17	9-19-2030	69,282	67,931
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.28	1-31-2028	169,633	162,106
				230,037
Industrial: 0.12%
Aerospace/defense: 0.03%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.34	1-15-2027	34,820	34,777
Packaging & containers: 0.09%
Owens-Illinois, Inc. (U.S. SOFR 3 Month+3.00%)±	6.84	9-30-2032	110,000	110,184
Technology: 0.12%
Computers: 0.08%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.92	3-1-2029	104,213	96,043
Software: 0.04%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.67	11-28-2028	49,252	49,094
Total loans (Cost $2,246,080)				1,927,440
Yankee corporate bonds and notes: 5.34%
Communications: 1.35%
Internet: 0.22%
Rakuten Group, Inc.144A	9.75	4-15-2029	235,000	261,130
Media: 0.39%
Virgin Media Finance PLC144A	5.00	7-15-2030	90,000	79,652
See accompanying notes to portfolio of investments
10 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Virgin Media Secured Finance PLC144A	4.50%	8-15-2030	$250,000	$233,096
VZ Secured Financing BV144A	5.00	1-15-2032	170,000	154,461
				467,209
Telecommunications: 0.74%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	325,000	344,030
Telecom Italia Capital SA	7.20	7-18-2036	145,000	157,677
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	175,000	179,347
Zegona Finance PLC144A	8.63	7-15-2029	200,000	211,877
				892,931
Consumer, cyclical: 0.81%
Airlines: 0.30%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	125,000	129,069
Latam Airlines Group SA144A	7.63	1-7-2031	95,000	98,874
Latam Airlines Group SA144A	7.88	4-15-2030	130,000	136,217
				364,160
Auto manufacturers: 0.12%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	140,000	147,979
Entertainment: 0.18%
Banijay Entertainment SASU144A	8.13	5-1-2029	200,000	208,226
Leisure time: 0.21%
Carnival Corp.144A	5.75	8-1-2032	60,000	61,507
Carnival Corp.144A	6.13	2-15-2033	185,000	190,566
				252,073
Consumer, non-cyclical: 1.10%
Cosmetics/Personal Care: 0.32%
Opal Bidco SAS144A	6.50	3-31-2032	145,000	149,468
Perrigo Finance Unlimited Co.	6.13	9-30-2032	235,000	229,429
				378,897
Food: 0.10%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	125,000	126,156
Healthcare-products: 0.15%
Bausch & Lomb Corp.144A	8.38	10-1-2028	170,000	177,225
Pharmaceuticals: 0.53%
1261229 BC Ltd.144A	10.00	4-15-2032	305,000	315,313
Bausch Health Cos., Inc.144A	6.25	2-15-2029	75,000	61,461
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	230,000	264,616
				641,390
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 11

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.31%
Coal: 0.00%
Griffin Coal Mining Co. Pty. Ltd.144A♦†	9.50%	12-1-2049	$60,913	$0
Oil & gas: 0.22%
Baytex Energy Corp.144A	8.50	4-30-2030	80,000	84,379
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	123,780	123,407
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	61,000	62,038
				269,824
Pipelines: 0.09%
Northriver Midstream Finance LP144A	6.75	7-15-2032	100,000	101,863
Financial: 0.81%
Banks: 0.36%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	120,000	126,780
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	190,000	204,080
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	105,000	103,555
				434,415
Diversified financial services: 0.45%
GGAM Finance Ltd.144A	5.88	3-15-2030	225,000	227,526
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	200,000	206,847
goeasy Ltd.144A	7.63	7-1-2029	100,000	99,154
				533,527
Industrial: 0.50%
Aerospace/defense: 0.11%
Bombardier, Inc.144A	8.75	11-15-2030	125,000	134,949
Electronics: 0.15%
Sensata Technologies BV144A	5.88	9-1-2030	175,000	177,405
Packaging & containers: 0.24%
Trivium Packaging Finance BV144A	8.25	7-15-2030	140,000	147,391
Trivium Packaging Finance BV144A	12.25	1-15-2031	130,000	138,588
				285,979
Technology: 0.27%
Computers: 0.18%
Seagate Data Storage Technology Pte. Ltd.144A	8.50	7-15-2031	205,000	218,379
Semiconductors: 0.09%
Kioxia Holdings Corp.144A	6.63	7-24-2033	105,000	109,206
See accompanying notes to portfolio of investments
12 | Allspring Utilities and High Income Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.19%
Electric: 0.19%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75%	1-18-2082	$235,000	$231,548
Total yankee corporate bonds and notes (Cost $6,309,509)				6,414,471

		Yield	Shares
Short-term investments: 2.06%
Investment companies: 2.06%
Allspring Government Money Market Fund Select Class♠∞		3.93	2,477,214	2,477,214
Total short-term investments (Cost $2,477,214)				2,477,214
Total investments in securities (Cost $109,024,978)	124.79%			149,786,852
Other assets and liabilities, net	(24.79)			(29,758,350)
Total net assets	100.00%			$120,028,502

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $401,584 (an aggregate original cost of $166,440), representing 0.33% of its net assets as of period end.

‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,978,197	$4,772,834	$(4,273,817)	$0	$0	$2,477,214	2,477,214	$14,196
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 13

Notes to portfolio of investments—November 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Utilities and High Income Fund

Notes to portfolio of investments—November 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$163,311	$0	$163,311
Common stocks
Communication services	0	138	0	138
Energy	0	401,584	0	401,584
Investment Companies	0	0	4,653	4,653
Utilities	106,083,594	0	0	106,083,594
Corporate bonds and notes	0	32,314,447	0	32,314,447
Loans	0	1,830,701	96,739	1,927,440
Yankee corporate bonds and notes	0	6,414,471	0	6,414,471
Short-term investments
Investment companies	2,477,214	0	0	2,477,214
Total assets	$108,560,808	$41,124,652	$101,392	$149,786,852
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At November 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Utilities and High Income Fund | 15